CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,751	$ 4,229
Trade accounts receivable, net	84,034	82,195
Inventories	25,001	33,156
Deferred income taxes	2,835	4,573
Prepaid expenses	3,651	3,785
Other receivables	4,414	3,224
Other current assets	3,080	2,738
Total current assets	127,766	133,900
Property, plant and equipment, net	120,871	126,225
Goodwill	10,717	1,481
Purchased intangible assets, net	15,033	0
Other assets	5,337	8,048
Total assets	279,724	269,654
Current liabilities:
Current maturities of long-term debt	1,861	615
Accounts payable	48,880	46,749
Accrued liabilities	36,430	31,233
Derivative liabilities	22,030	2,305
Total current liabilities	109,201	80,902
Long-term debt, net of current maturities	61,598	60,471
Other long-term obligations and deferred credits	13,114	6,547
Deferred income taxes	3,287	5,654
Total liabilities	187,200	153,574
Commitments and contingencies (Note 23)
Equity:
Preferred stock, $0.001 par value per share (10,000 shares authorized; none issued)	0	0
Common stock, $0.001 par value per share (100,000 shares authorized; 13,358 and 12,867 shares issued and outstanding as of December 31, 2012 and 2011, respectively)	13	13
Additional paid-in capital	136,451	133,939
Accumulated deficit	(43,196)	(17,457)
Cost of treasury stock (118 and 60 common shares as of December 31, 2012 and 2011, respectively)	(744)	(415)
Total equity	92,524	116,080
Total liabilities and equity	$ 279,724	$ 269,654